Annual Total Returns ((Wells Fargo Advantage Asia Pacific Fund))	0 Months Ended
Sep. 04, 2012
(WFA International Equity Funds - Retail (A, C)) | Class A
Bar Chart Table:
Annual Return 2002	(7.84%)
Annual Return 2003	60.25%
Annual Return 2004	20.45%
Annual Return 2005	27.65%
Annual Return 2006	22.94%
Annual Return 2007	28.63%
Annual Return 2008	(50.91%)
Annual Return 2009	40.87%
Annual Return 2010	15.20%
Annual Return 2011	(15.97%)
(WFA International Equity Funds - Administrator) | Administrator Class
Bar Chart Table:
Annual Return 2002	(7.78%)
Annual Return 2003	60.25%
Annual Return 2004	20.45%
Annual Return 2005	27.65%
Annual Return 2006	22.94%
Annual Return 2007	28.63%
Annual Return 2008	(50.91%)
Annual Return 2009	40.87%
Annual Return 2010	15.24%
Annual Return 2011	(15.77%)
(WFA International Equity Funds - Institutional) | Institutional Class
Bar Chart Table:
Annual Return 2002	(7.78%)
Annual Return 2003	60.25%
Annual Return 2004	20.45%
Annual Return 2005	27.65%
Annual Return 2006	22.94%
Annual Return 2007	28.63%
Annual Return 2008	(50.91%)
Annual Return 2009	40.87%
Annual Return 2010	15.28%
Annual Return 2011	(15.58%)
(WFA International Equity Funds - Investor) | Investor Class
Bar Chart Table:
Annual Return 2002	(7.78%)
Annual Return 2003	60.25%
Annual Return 2004	20.45%
Annual Return 2005	27.65%
Annual Return 2006	22.94%
Annual Return 2007	28.56%
Annual Return 2008	(50.99%)
Annual Return 2009	40.76%
Annual Return 2010	15.12%
Annual Return 2011	(15.92%)